                                                           FILE NUMBER 028-00568


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER


                       Securities and Exchange Commission
                                Washington, D.C.

           Report for the Calendar Year or Quarter Ended June 30, 2003
                       If amended report check here: _____

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of August, 2003.


                                          By /s/ William M Lane
                                            ------------------------------------
                                                 William M Lane, Vice President
                                                 for Robert E. Torray & Co. Inc.

June 30, 2003                             Form 13F - Robert E. Torray & Co. Inc.

           Item 1              Item 2    Item 3    Item 4     Item 5          Item 6        Item 7                 Item 8
                                                                              Invest                          Voting Authority
                                                                        ------------------           -------------------------------
                               Title     CUSIP   Fair Market   Total    (a)    (b)    (c)              (a)         (b)       (c)
Name of Issuer                of Class   Number     Value     Shares    Sole  Shared Other Managers    Sole       Shared     None
--------------                --------   ------     ------   ---------  ----  ------ ----- --------  ---------- ---------- ---------
Abbott Laboratories            common  002824100 105,465,976 2,410,100    X                   All    2,410,100
                                                  39,788,474   909,243    X                   All                            909,243
Agilent Technologies           common  00846U101  29,039,570 1,485,400    X                   All    1,485,400
                                                  12,253,060   626,755    X                   All                            626,755
Ambac Financial Group, Inc.    common  023139108  42,135,000   636,000    X                   All      636,000
                                                  19,557,000   295,200    X                   All                            295,200
American Express Company       common  025816109  61,159,668 1,462,800    X                   All    1,462,800
                                                  26,058,584   623,262    X                   All                            623,262
American International Group,
 Inc.                          common  026874107  67,718,000 1,227,220    X                   All    1,227,220
                                                  26,153,830   473,973    X                   All                            473,973
Amgen, Inc.                    common  031162100  77,077,266 1,168,900    X                   All    1,168,900
                                                  38,961,968   590,870    X                   All                            590,870
Automatic Data Processing,
 Inc.                          common  053015103  87,108,236 2,572,600    X                   All    2,572,600
                                                  32,083,129   947,523    X                   All                            947,523
Bank of America Corporation    common  060505104  50,199,856   635,200    X                   All      635,200
                                                  21,871,157   276,745    X                   All                            276,745
Bank One Corporation           common  06423A103  60,461,521 1,626,184    X                   All    1,626,184
                                                  25,994,322   699,148    X                   All                            699,148
Boston Scientific Corporation  common  101137107  54,996,110   900,100    X                   All      900,100
                                                  20,773,633   339,994    X                   All                            339,994
Bristol-Myers Squibb Company   common  110122108  53,715,461 1,978,470    X                   All    1,978,470
                                                  13,676,622   503,743    X                   All                            503,743
Charter One Financial          common  160903100  61,234,402 1,963,900    X                   All    1,963,900
                                                  27,389,884   878,444    X                   All                            878,444
Clear Channel Communications,
 Inc.                          common  184502102  93,249,522 2,199,800    X                   All    2,199,800
                                                  34,256,249   808,121    X                   All                            808,121
Disney Company, The Walt       common  254687106  73,017,725 3,697,100    X                   All    3,697,100
                                                  25,916,641 1,312,235    X                   All                          1,312,235
EMC Corporation                common  268648102  29,222,817 2,791,100    X                   All    2,791,100
                                                  11,123,056 1,062,374    X                   All                          1,062,374
Echostar Corporation           common  278262109  40,391,154 1,166,700    X                   All    1,166,700
                                                  15,821,340   457,000    X                   All                            457,000
Emerson Electric Company       common  291011104  44,715,055   875,050    X                   All      875,050
                                                  21,852,915   427,650    X                   All                            427,650
Franklin Resources Inc.        common  354613101  79,947,378 2,046,260    X                   All    2,046,260
                                                  29,945,827   766,466    X                   All                            766,466
Gannett Co., Inc.              common  364730101  61,832,050   805,000    X                   All      805,000
                                                  27,924,967   363,559    X                   All                            363,559
Hughes Electronics Corporation common  370442832  18,619,335   1453500    X                   All    1,453,500
                                                   9,496,053    741300    X                   All                            741,300

June 30, 2003                             Form 13F - Robert E. Torray & Co. Inc.

           Item 1           Item 2    Item 3       Item 4     Item 5          Item 6        Item 7                 Item 8
                                                                              Invest                          Voting Authority
                                                                        ------------------           -------------------------------
                            Title     CUSIP      Fair Market   Total    (a)    (b)    (c)              (a)         (b)       (c)
Name of Issuer             of Class   Number        Value     Shares    Sole  Shared Other Managers    Sole       Shared     None
--------------             --------   ------        ------   ---------  ----  ------ ----- --------  ---------- ---------- ---------
Gillette Company           common   375766102     40,761,684 1279400     X                    All    1,279,400
                                                  14,391,162  451700     X                    All                            451,700
Hewlett-Packard Company    common   428236103     65,337,750 3067500     X                    All    3,067,500
                                                  22,200,990 1042300     X                    All                          1,042,300
Honeywell International
 Inc.                      common   438516106     62,200,710 2316600     X                    All    2,316,600
                                                  25,581,955  952773     X                    All                            952,773
Illinois Tool Works Inc.   common   452308109    113,350,898 1721350     X                    All    1,721,350
                                                  43,057,208  653868     X                    All                            653,868
Intel Corporation          common   458140100     17,359,702  834200     X                    All     834,200
                                                   7,203,673  346164     X                    All                            346,164
Int'l Business Machines
 Corporation               common   459200101     33,734,250  408900     X                    All     408,900
                                                  14,839,275  179870     X                    All                            179,870
J.P. Morgan Chase & Co.    common   46625H100    101,336,521 2964790     X                    All    2,964,790
                                                  40,688,009 1190404     X                    All                          1,190,404
Johnson & Johnson          common   478160104     61,106,815 1181950     X                    All    1,181,950
                                                  28,029,465  542156     X                    All                            542,156
Kimberly-Clark
 Corporation               common   494368103     92,822,235 1780250     X                    All    1,780,250
                                                  34,790,675  667255     X                    All                            667,255
Markel Corporation         common   570535104     90,866,432  354947     X                    All      354,947
                                                  19,472,896   76066     X                    All                             76,066
Merck & Co., Inc.          common   589331107     67,882,605 1121100     X                    All    1,121,100
                                                  21,804,055  360100     X                    All                            360,100
Oracle Corporation         common   68389X105     30,630,304 2550400     X                    All    2,550,400
                                                  11,304,136  941227     X                    All                            941,227
Pfizer Inc.                common   717081103     61,613,259 1804195     X                    All    1,804,195
                                                  20,586,781  602834     X                    All                            602,834
Procter & Gamble Company   common   742718109     69,266,106  776700     X                    All      776,700
                                                  25,284,670  283524     X                    All                            283,524
SunMicrosystems            common   866810104     16,319,640 3509600     X                    All    3,509,600
                                                   8,540,762 1836723     X                    All                          1,836,723
Tribune Company            common   896047107     87,297,420 1807400     X                    All    1,807,400
                                                  31,669,730  655688     X                    All                            655,688
United Technologies
 Corporation               common   913017109    106,886,720 1509060     X                    All    1,509,060
                                                  39,192,151  553327     X                    All                            553,327
Wyeth                      common   983024100     48,180,513 1057750     X                    All    1,057,750
                                                  16,731,426  367320     X                    All                            367,320
                                              --------------
                                               3,264,527,396
                                              ==============